Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Estimated Useful Lives of the Assets
	09/30/2025	(+) Acquisitions	(-) Disposals	12/31/2024	Change
					$	%
Furniture & Fixtures	1,234	—	—	1,234	—	0%
Computers and Peripherals	10,404	—	—	10,404	—	0%
Vehicles	78,959	—	—	78,959	—	0%
Improvements in third party properties	40,657	—	—	40,657	—	0%
(-) Accumulated depreciation	(54,180)	—	—	(52,026)	(2,154)	4%
	77,074	—	—	79,228	(2,154)	-3%

	12/31/2024	(+) Acquisitions	(-) Disposals	12/31/2023	Change
					$	%
Furniture & Fixtures	1,234	—	—	1,234	—	0,00%
Computers and Peripherals	10,404	—	—	10,404	—	0,00%
Vehicles	78,959	—	—	78,959	—	0,00%
Improvements in third party properties	40,657	—	—	40,657	—	0,00%
(-) Acoumulated depreciaion	(52,026)	—	—	(50,590)	(1,436)	3%
	79,228	—	—	80,664	(1,436)	-2%